Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Disclosure of detailed information about significant commitments related to the acquisition of royalties and streams [Table Text Block]
Company	Project (asset)	Installments	Triggering events

Gold Resource Corporation	Back Forty project (gold stream)	$5.0 million	Receipt of all material permits for the construction and operation of the project.
		$25.0 million	Pro rata to drawdowns with construction finance facility.

SolGold plc	Cascabel project (gold stream)	$10.0 million

Achievement of operational milestones, including execution of the amended investment protection agreement, completion of geotechnical drilling and finalization of the tailings storage facility design sufficient for a minimum of 10 years of operation.

		$10.0 million	Achievement of operational milestones, including submission of all final permit applications for the construction and operation of the project.
		$195.0 million	Pro rata to drawdowns with construction finance facility.

Falco Resources Ltd.	Horne 5 project (silver stream)	C$45.0 million

Receipt of all necessary material third-party approvals, licenses, rights of way, surface rights on the property and all material construction permits, positive construction decision, and raising a minimum of C$135.0 million in non-debt financing and demonstrating that the financial assurance required to allow Falco to proceed with the commencement of mining activities can be satisfied, as applicable.

		C$60.0 million	Upon total projected capital expenditure having been demonstrated to be financed.
		C$40.0 million (optional)	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).

Disclosure of detailed information about significant commitments for streams and offtakes [Table Text Block]
	Attributable payable production to be purchased		Per ounce/tonne/carat cash payment		Term of agreement	Date of contract
Interest	Silver	Other	Silver	Other
CSA streams (1)	100%	3.0 - 4.875% (Copper)	4%	4%	Life of mine	June 2023
Gibraltar stream (2)	100%		nil		Life of mine	March 2018 Amended Dec. 2024
Mantos Blancos stream (3)	100%		8% spot		Life of mine	September 2015 Amended Aug. 2019
Renard stream (4)		9.6% (Diamonds)		Lesser of 40% of sales price or $40	40 years	July 2014 Amended Oct. 2018
Sasa stream (5)	100%		$6.545		40 years	November 2015

(1) Osisko Bermuda will receive refined silver equal to 100% of the payable silver produced from the CSA mine for the life of the mine, and will be entitled to receive refined copper equal to 3.0% of payable copper produced from the CSA mine until the 5th anniversary of the agreements, then 4.875% of payable copper produced from the CSA mine until 33,000 metric tonnes have been delivered in aggregate, and thereafter 2.25% of payable copper produced from the CSA mine for the remaining life of the mine. On the 5th anniversary of the Closing Date, MAC Copper will have the option to exercise certain buy-down rights by paying a one-time cash payment to Osisko Bermuda of $20.0 million to $40.0 million. If the option is exercised, Osisko Bermuda will still be entitled to receive refined copper equal to 3.25% - 4.0625% of payable copper produced from the CSA mine until 23,900 to 28,450 metric tonnes have been delivered in aggregate, and thereafter 1.5% - 1.875% of payable copper produced from the CSA mine for the remaining life of the mine. As of December 31, 2024, a total of 0.8 million ounces of silver and 748 tonnes of copper have been delivered to Osisko Bermuda under the stream agreements.

(2) Osisko will receive from Taseko an amount of silver production equal to 100% of Gibraltar mine's production, until reaching the delivery to Osisko of 6.8 million ounces of silver, and 35% of production thereafter. As of December 31, 2024, a total of 1.5 million ounces of silver have been delivered under the stream agreement.

(3) The stream percentage shall be payable on 100% of silver until 19,300,000 ounces have been delivered, after which the stream percentage will be 40%. As of December 31, 2024, a total of 6.4 million ounces of silver have been delivered to Osisko Bermuda under the stream agreement.

(4) On October 27, 2023, Stornoway announced it was temporarily suspending operations and placing itself under the protection of the Companies' Creditors Arrangement Act.

(5) Price subject to the lesser of 3% or inflation over the previous calendar year measured by the consumer price index (CPI) per ounce price escalation after 2016.